Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 14, 2020
Disclosure of earnings per share [text block] [Abstract]
Escrow shares	21,552,000
Number of warrants exercised			100
Dilutive effect of convertible instruments on number of ordinary shares